Securities (Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Fair value
Less than 12 months	$ 24,469	$ 18,412
12 months or longer	0	0
Total	24,469	18,412
Unrealized losses
Less than 12 months	117	79
12 months or longer	0	0
Total	117	79
U.S. Government agency obligations - government-sponsored enterprises
Fair value
Less than 12 months	1,499
12 months or longer	0
Total	1,499
Unrealized losses
Less than 12 months	1
12 months or longer	0
Total	1
Municipal obligations
Fair value
Less than 12 months	3,601
12 months or longer	0
Total	3,601
Unrealized losses
Less than 12 months	31
12 months or longer	0
Total	31
Collateralized mortgage obligations - government issued
Fair value
Less than 12 months	15,717	16,336
12 months or longer	0	0
Total	15,717	16,336
Unrealized losses
Less than 12 months	74	64
12 months or longer	0	0
Total	74	64
Collateralized mortgage obligations - government-sponsored enterprises
Fair value
Less than 12 months	3,652	2,076
12 months or longer	0	0
Total	3,652	2,076
Unrealized losses
Less than 12 months	11	15
12 months or longer	0	0
Total	$ 11	$ 15